Changes in provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in provisions [Line Items]
Beginning balance	₩ 728,888	₩ 698,788
Provision	(217,727)	110,326
Provision used	(77,657)	(77,822)
Foreign exchange translation	(8,610)	2,055
Others	4,064	(4,459)
Ending balance	428,958	728,888
Asset retirement
Changes in provisions [Line Items]
Beginning balance	50,738	48,434
Provision	(4,562)	2,714
Provision used	(2,695)	(2,647)
Foreign exchange translation	0	0
Others	2,014	2,237
Ending balance	45,495	50,738
Litigation
Changes in provisions [Line Items]
Beginning balance	34,471	25,945
Provision	704	11,387
Provision used	(1,908)	(3,226)
Foreign exchange translation	(617)	365
Others	0	0
Ending balance	32,650	34,471
Unused credit
Changes in provisions [Line Items]
Beginning balance	450,997	434,941
Provision	(279,508)	15,419
Provision used	0	0
Foreign exchange translation	(3,483)	637
Others	0	0
Ending balance	168,006	450,997
Card point
Changes in provisions [Line Items]
Beginning balance	25,425	27,649
Provision	51,294	51,745
Provision used	(50,285)	(54,300)
Foreign exchange translation	0	0
Others	0	331
Ending balance	26,434	25,425
Guarantee
Changes in provisions [Line Items]
Beginning balance	79,238	81,374
Provision	2,548	3,887
Provision used	(132)	0
Foreign exchange translation	(4,458)	993
Others	3,665	(7,016)
Ending balance	80,861	79,238
Other
Changes in provisions [Line Items]
Beginning balance	88,019	80,445
Provision	11,797	25,174
Provision used	(22,637)	(17,649)
Foreign exchange translation	(52)	60
Others	(1,615)	(11)
Ending balance	₩ 75,512	₩ 88,019